Document and Entity Information	12 Months Ended
Mar. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	Cushing Funds Trust
Central Index Key	0001493113
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Mar 30, 2013
Prospectus Date	Mar 30, 2013

The Cushing MLP Premier Fund
SUMMARY
Investment Objective
The Fund’s investment objective is to seek to produce current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 26 of the Fund’s Prospectus.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees The Cushing MLP Premier Fund (USD $)		Class A Shares		Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)		none	[1]	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none	none
Redemption Fee (as a percentage of amount redeemed)		2.00%		2.00%	2.00%
Exchange Fee		none		none	none
Wire Transfer Fee	[2]	15		15	15
[1]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions within twelve (12) months of purchase.
[2]	Investors who have redemption proceeds wired to their bank account will be charged a wire transfer fee of $15. In addition your bank may charge a fee for receiving wires.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Cushing MLP Premier Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none
Other Expenses	[1]	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Deferred Income Tax Expense	[3]	1.72%	1.72%	1.72%
Total Annual Fund Operating Expenses	[2]	3.44%	4.19%	3.19%
Investment Adviser Fee Waiver/Expense Reimbursement	[4]	(0.06%)	(0.06%)	(0.06%)
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)		3.38%	4.13%	3.13%
[1]	"Other Expenses" does not reflect deferred and current income tax liability, if any, incurred by the Fund. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, depends upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[3]	Deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of November 30, 2012, the Fund had net operating loss carry forwards of approximately $10,778,580 and capital loss carry forwards of approximately $29,118,056. For the fiscal year ended November 30, 2012, the fund accrued approximately $7,120,938 in net deferred tax expense primarily related to unrealized appreciation on investments.
[4]	The Investment Adviser has agreed to waive a portion of the management fee through March 31, 2014. In addition, the Investment Adviser has agreed to reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.40% for each of Class A Shares, Class C Shares and Class I Shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees prior to March 31, 2014 and may be modified or terminated by the Investment Adviser at any time after March 31, 2014.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the fee waiver and expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example The Cushing MLP Premier Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	896	1,565	2,256	4,078
Class C Shares	515	1,267	2,133	4,360
Class I Shares	316	978	1,664	3,490

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption The Cushing MLP Premier Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	896	1,565	2,256	4,078
Class C Shares	415	1,267	2,133	4,360
Class I Shares	316	978	1,664	3,490

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 43.32% of the average value of its portfolio.
Principal Investment Strategies of the Fund
     The Fund seeks to achieve its investment objective by investing primarily in a portfolio of master limited partnership ("MLP") investments. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in MLP investments. Entities commonly referred to as "MLPs" are treated as partnerships for U.S. federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. The Fund's MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

      The Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. Because of the Fund's concentration in MLP investments, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and it shareholders.

      The Fund focuses primarily on midstream MLPs ("Midstream MLPs") whose business models are often referred to as "toll road" businesses. Midstream MLPs collect, gather, transport and store natural resources and their byproducts (primarily crude oil, natural gas and refined petroleum products), generally without taking ownership of the physical commodity. Midstream MLPs may also operate ancillary businesses including the marketing of the products and logistical services. Many Midstream MLPs have a history of relatively stable and growing cash distributions. The Investment Adviser believes strong fundamentals are at work that may enable many Midstream MLPs to achieve similar results in the future. The Fund may also invest in MLPs involved in other segments of the natural resources sector, including propane and coal MLPs .

      The Investment Adviser seeks to invest in MLPs that have distribution yields that, in the Investment Adviser's view, are attractive relative to comparable MLPs and available unit pricing. The Investment Adviser currently focuses on investments in MLPs with operations in the development, production, processing, refining, transportation, storage and marketing of natural resources. Among other things, the Investment Adviser uses fundamental, proprietary research to seek to identify the most attractive MLP investments with attractive distribution yields and distribution growth prospects.

      MLPs are formed as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal income tax purposes. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. Currently, most MLPs operate in the natural resources, shipping or real estate sectors. Therefore, the Fund intends to concentrate its investments in the natural resources sector. See "Additional Information about the Investment Strategies and Related Risks of the Fund — Additional Information About MLPs" in the Fund's Prospectus for more information about MLPs.

Because the Fund is treated as a regular corporation, or a "C" corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's net asset value could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund's net asset value. See "Net Asset Value," "Tax Matters" and "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund — Deferred Tax Risks," in the Fund's Prospectus for additional information.
Principal Risks of Investing in the Fund
     The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. See "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund" for more information about these and other risks of investing in the Fund.

     Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

     MLPs and Other Natural Resources Sector Companies Risks. Under normal circumstances, the Fund concentrates its investments in the natural resources sector, with an emphasis on securities issued by MLPs. MLPs and other natural resources sector companies are subject to certain risks, including, but not limited to, the following:
  MLPs and other companies operating in the natural resources sector may be affected by fluctuations in the prices of commodities;
  the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of the issuers in which the Fund will invest;
  a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends;
  a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of MLPs and other natural resources sector companies;
  MLPs and other natural resources may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies;
  the natural resources sector is highly competitive;
  extreme weather conditions could result in substantial damage to the facilities of certain MLPs and other natural resources sector and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities;
  the amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the companies in which the Fund has an interest to make distributions or pay dividends to their investors, the tax character of those distributions or dividends, and the U.S. federal, state and local income taxes imposed on the Fund as a regular corporation (or "C" corporation);
  the profitability of MLPs and other natural resources sector companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment;
  there is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary, which MLPs may not be able to recover from insurance;
  certain MLPs and other natural resources sector companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company's revenues and cash flows and ability to make distributions; and
  the operations of MLPs and other natural resources sector companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.
     See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund" in the Fund's Prospectus for additional information.

     Industry Specific Risk. MLPs and other natural resources sector companies are also subject to risks that are specific to the particular industry in which they operate. See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund" in the Fund's Prospectus for additional information.

     MLP Structure Risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

     Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, credits, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would, among other consequences, have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

     The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital to the extent of the Fund's tax basis in the MLP equity security, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP security by the Fund. The final portion of the distributions received by the Fund that are considered return of capital will not be known until the Fund receives a schedule K-1 with respect to each of its MLP investments. Distributions received by shareholders from the Fund that are treated as return of capital would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder's basis in the shares of the Fund, which would cause gains to be higher, or losses to be lower, upon the sale of shares by such shareholder.

     The Fund's tax liability will not be known until the Fund completes its annual tax return. The Fund's tax estimates could vary substantially from the actual liability and therefore the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to Shareholders.

     Investment Strategy Risk. The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

     Deferred Tax Risk. Because the Fund is treated as a regular corporation, or a "C" corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances.

     The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. Upon the Fund's sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

     The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund's daily net asset value, the application of such final valuation allowance could have a material impact on the Fund's net asset value.

     The Fund's deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's net asset value could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund's estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's net asset value per share, which could be material.

     Valuation Risk. Market prices may not be readily available for certain of the Fund's investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the "Board") or its designee pursuant to procedures adopted by the Board.

     Equity Securities Risk. MLP common units and other equity securities can be affected by macro-economic, political, global and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the natural resources sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

     Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. In addition, certain MLP securities, while liquid, may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, illiquid or less liquid securities may be difficult to dispose of at a fair price at the times when the Investment Adviser believes it is desirable to do so or is required to do to meet redemption requests or comply with regulatory requirements. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to you.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. There are currently approximately 100 publicly traded MLPs. The Fund will select its investments in MLPs from this small pool of issuers together with securities issued by any newly public MLPs, and may invest in securities of private MLPs, affiliates of MLPs and non-MLP issuers, consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and since inception periods compare with various benchmarks. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns in the bar chart and best/worst quarter are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance of other share classes will differ due to their different expense structures. Updated performance is available on the Fund's website www.cushingfunds.com and by calling 877-9-MLPFUNDS (877-965-7386).
The Cushing® MLP Premier Fund Class A Shares Average Annual Total Returns Calendar Year Ended 12/31 of each Year

Best Quarter:	4th quarter, 2011	7.69%
Worst Quarter:	2nd quarter, 2012	-5.46%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31)
Average Annual Total Returns The Cushing MLP Premier Fund	One Year	Since Inception	Inception Date
Class A Shares	(5.62%)	1.29%	Oct 19, 2010
Class A Shares Return After Taxes on Distributions	(5.62%)	1.29%	Oct 19, 2010
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.64%)	0.51%	Oct 19, 2010
Class C Shares	(1.51%)	3.25%	Oct 19, 2010
Class I Shares	0.44%	4.29%	Oct 19, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.00%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	10.93%
Cushing�� 30 MLP Index (reflects no deduction for fees, expenses or taxes)	2.93%	9.71%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Class A shares only. After-tax returns for Class C and Class I will vary. The returns in the table above reflect the sales loads for Class A and Class C shares.

The bar chart and table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cushing Funds Trust
Prospectus Date	rr_ProspectusDate	Mar 30, 2013
The Cushing MLP Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to produce current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 26 of the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 43.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.32%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions within twelve (12) months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the fee waiver and expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of master limited partnership ("MLP") investments. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in MLP investments. Entities commonly referred to as "MLPs" are treated as partnerships for U.S. federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. The Fund's MLP investments include investments that offer economic exposure to public MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, and securities that are derivatives of interests in MLPs, including I-Shares, and derivative instruments in which the Fund may invest that have economic characteristics of MLP securities.

      The Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. Because of the Fund's concentration in MLP investments, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and it shareholders.

      The Fund focuses primarily on midstream MLPs ("Midstream MLPs") whose business models are often referred to as "toll road" businesses. Midstream MLPs collect, gather, transport and store natural resources and their byproducts (primarily crude oil, natural gas and refined petroleum products), generally without taking ownership of the physical commodity. Midstream MLPs may also operate ancillary businesses including the marketing of the products and logistical services. Many Midstream MLPs have a history of relatively stable and growing cash distributions. The Investment Adviser believes strong fundamentals are at work that may enable many Midstream MLPs to achieve similar results in the future. The Fund may also invest in MLPs involved in other segments of the natural resources sector, including propane and coal MLPs .

      The Investment Adviser seeks to invest in MLPs that have distribution yields that, in the Investment Adviser's view, are attractive relative to comparable MLPs and available unit pricing. The Investment Adviser currently focuses on investments in MLPs with operations in the development, production, processing, refining, transportation, storage and marketing of natural resources. Among other things, the Investment Adviser uses fundamental, proprietary research to seek to identify the most attractive MLP investments with attractive distribution yields and distribution growth prospects.

      MLPs are formed as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal income tax purposes. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. Currently, most MLPs operate in the natural resources, shipping or real estate sectors. Therefore, the Fund intends to concentrate its investments in the natural resources sector. See "Additional Information about the Investment Strategies and Related Risks of the Fund — Additional Information About MLPs" in the Fund's Prospectus for more information about MLPs.

		Because the Fund is treated as a regular corporation, or a "C" corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's net asset value could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund's net asset value. See "Net Asset Value," "Tax Matters" and "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund — Deferred Tax Risks," in the Fund's Prospectus for additional information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. See "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund" for more information about these and other risks of investing in the Fund.

     Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

     Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

     MLPs and Other Natural Resources Sector Companies Risks. Under normal circumstances, the Fund concentrates its investments in the natural resources sector, with an emphasis on securities issued by MLPs. MLPs and other natural resources sector companies are subject to certain risks, including, but not limited to, the following:
  MLPs and other companies operating in the natural resources sector may be affected by fluctuations in the prices of commodities;
  the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of the issuers in which the Fund will invest;
  a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends;
  a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of MLPs and other natural resources sector companies;
  MLPs and other natural resources may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies;
  the natural resources sector is highly competitive;
  extreme weather conditions could result in substantial damage to the facilities of certain MLPs and other natural resources sector and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities;
  the amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the companies in which the Fund has an interest to make distributions or pay dividends to their investors, the tax character of those distributions or dividends, and the U.S. federal, state and local income taxes imposed on the Fund as a regular corporation (or "C" corporation);
  the profitability of MLPs and other natural resources sector companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment;
  there is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary, which MLPs may not be able to recover from insurance;
  certain MLPs and other natural resources sector companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company's revenues and cash flows and ability to make distributions; and
  the operations of MLPs and other natural resources sector companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.
     See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund" in the Fund's Prospectus for additional information.

     Industry Specific Risk. MLPs and other natural resources sector companies are also subject to risks that are specific to the particular industry in which they operate. See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund" in the Fund's Prospectus for additional information.

     MLP Structure Risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

     Tax Risk. MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership's income, gains, losses, credits, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would, among other consequences, have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income.

     The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital to the extent of the Fund's tax basis in the MLP equity security, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP security by the Fund. The final portion of the distributions received by the Fund that are considered return of capital will not be known until the Fund receives a schedule K-1 with respect to each of its MLP investments. Distributions received by shareholders from the Fund that are treated as return of capital would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder's basis in the shares of the Fund, which would cause gains to be higher, or losses to be lower, upon the sale of shares by such shareholder.

     The Fund's tax liability will not be known until the Fund completes its annual tax return. The Fund's tax estimates could vary substantially from the actual liability and therefore the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to Shareholders.

     Investment Strategy Risk. The investment strategy of investing primarily in MLPs and electing to be treated as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. This may result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

     Deferred Tax Risk. Because the Fund is treated as a regular corporation, or a "C" corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances.

     The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. Upon the Fund's sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

     The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund's daily net asset value, the application of such final valuation allowance could have a material impact on the Fund's net asset value.

     The Fund's deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's net asset value could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund's estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's net asset value per share, which could be material.

     Valuation Risk. Market prices may not be readily available for certain of the Fund's investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the "Board") or its designee pursuant to procedures adopted by the Board.

     Equity Securities Risk. MLP common units and other equity securities can be affected by macro-economic, political, global and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the natural resources sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

     Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. In addition, certain MLP securities, while liquid, may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, illiquid or less liquid securities may be difficult to dispose of at a fair price at the times when the Investment Adviser believes it is desirable to do so or is required to do to meet redemption requests or comply with regulatory requirements. The Fund's investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund's ability to make dividend distributions to you.

		Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. There are currently approximately 100 publicly traded MLPs. The Fund will select its investments in MLPs from this small pool of issuers together with securities issued by any newly public MLPs, and may invest in securities of private MLPs, affiliates of MLPs and non-MLP issuers, consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. There are currently approximately 100 publicly traded MLPs. The Fund will select its investments in MLPs from this small pool of issuers together with securities issued by any newly public MLPs, and may invest in securities of private MLPs, affiliates of MLPs and non-MLP issuers, consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and since inception periods compare with various benchmarks. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns in the bar chart and best/worst quarter are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance of other share classes will differ due to their different expense structures. Updated performance is available on the Fund's website www.cushingfunds.com and by calling 877-9-MLPFUNDS (877-965-7386).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and since inception periods compare with various benchmarks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-9-MLPFUNDS (877-965-7386)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cushingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Cushing® MLP Premier Fund Class A Shares Average Annual Total Returns Calendar Year Ended 12/31 of each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th quarter, 2011	7.69%
Worst Quarter:	2nd quarter, 2012	-5.46%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table above reflect the sales loads for Class A and Class C shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C and Class I will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Class A shares only. After-tax returns for Class C and Class I will vary. The returns in the table above reflect the sales loads for Class A and Class C shares.

		The bar chart and table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
The Cushing MLP Premier Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Deferred Income Tax Expense	cft1_DeferredIncomeTaxExpense	1.72%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%	[4]
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[6]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	3.38%
1 Year	rr_ExpenseExampleYear01	896
3 Years	rr_ExpenseExampleYear03	1,565
5 Years	rr_ExpenseExampleYear05	2,256
10 Years	rr_ExpenseExampleYear10	4,078
1 Year	rr_ExpenseExampleNoRedemptionYear01	896
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,565
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,256
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,078
2011	rr_AnnualReturn2011	5.41%
2012	rr_AnnualReturn2012	0.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.46%)
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Deferred Income Tax Expense	cft1_DeferredIncomeTaxExpense	1.72%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.19%	[4]
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[6]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	4.13%
1 Year	rr_ExpenseExampleYear01	515
3 Years	rr_ExpenseExampleYear03	1,267
5 Years	rr_ExpenseExampleYear05	2,133
10 Years	rr_ExpenseExampleYear10	4,360
1 Year	rr_ExpenseExampleNoRedemptionYear01	415
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,267
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,133
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,360
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Deferred Income Tax Expense	cft1_DeferredIncomeTaxExpense	1.72%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%	[4]
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[6]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	3.13%
1 Year	rr_ExpenseExampleYear01	316
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,664
10 Years	rr_ExpenseExampleYear10	3,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	316
3 Years	rr_ExpenseExampleNoRedemptionYear03	978
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,664
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,490
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 2010
The Cushing MLP Premier Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
The Cushing MLP Premier Fund | Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
The Cushing MLP Premier Fund | Cushing�� 30 MLP Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%

[1]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions within twelve (12) months of purchase.
[2]	Investors who have redemption proceeds wired to their bank account will be charged a wire transfer fee of $15. In addition your bank may charge a fee for receiving wires.
[3]	"Other Expenses" does not reflect deferred and current income tax liability, if any, incurred by the Fund. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, depends upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors.
[4]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[5]	Deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of November 30, 2012, the Fund had net operating loss carry forwards of approximately $10,778,580 and capital loss carry forwards of approximately $29,118,056. For the fiscal year ended November 30, 2012, the fund accrued approximately $7,120,938 in net deferred tax expense primarily related to unrealized appreciation on investments.
[6]	The Investment Adviser has agreed to waive a portion of the management fee through March 31, 2014. In addition, the Investment Adviser has agreed to reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.40% for each of Class A Shares, Class C Shares and Class I Shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees prior to March 31, 2014 and may be modified or terminated by the Investment Adviser at any time after March 31, 2014.

Cushing Royalty Energy Income Fund
SUMMARY
Investment Objective
The Fund’s investment objective is to seek to produce current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 27 of the Fund’s Prospectus.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees Cushing Royalty Energy Income Fund (USD $)		Class A Shares		Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)		none	[1]	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none	none
Redemption Fee (as a percentage of amount redeemed)		2.00%		2.00%	2.00%
Exchange Fee		none		none	none
Wire Transfer Fee	[2]	15		15	15
[1]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions within twelve (12) months of purchase.
[2]	Investors who have redemption proceeds wired to their bank account will be charged a wire transfer fee of $15. In addition, your bank may charge a fee for receiving wires.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Cushing Royalty Energy Income Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.35%	1.35%	1.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	438.07%	438.07%	438.07%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Deferred Income Tax Benefit	[3]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses		439.68%	440.43%	439.43%
Investment Adviser Fee Waiver/Expense Reimbursement	[4]	(437.67%)	(437.67%)	(437.67%)
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)		2.01%	2.76%	1.76%
[1]	Based on estimated amounts for the current fiscal year. "Other Expenses" does not reflect deferred and current income tax liability, if any, incurred by the Fund. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of Energy Trusts and E&P MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, depends upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[3]	For the fiscal year period November 30, 2012, the Fund accrued approximately $31 in net deferred tax benefit primarily related to unrealized appreciation on investments and capital loss carryforwards. Deferred income tax expense represents an estimate of the Fund's potential tax expense if it were to recognize the unrealized gains/losses on portfolio assets that occurred during the fiscal period ended November 30, 2012, based on the fair value and basis of the Fund's assets as of November 30, 2012.
[4]	The Investment Adviser has agreed to waive a portion of the management fee, through March 31, 2014. In addition, the Investment Adviser has agreed to reimburse the Fund for certain Fund operating expenses such that total annual fund operating expenses (exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.75% for each of Class A Shares, Class C Shares and Class I Shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees prior to March 31, 2014 and may be modified or terminated by the Investment Adviser at any time after March 31, 2014.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the fee waiver and expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Cushing Royalty Energy Income Fund (USD $)	1 Year	3 Years
Class A Shares	767	118,294
Class C Shares	379	125,072
Class I Shares	179	124,841

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Cushing Royalty Energy Income Fund (USD $)	1 Year	3 Years
Class A Shares	767	118,294
Class C Shares	279	125,072
Class I Shares	179	124,841

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from July 2, 2012 to November 30, 2012, the Fund’s portfolio turnover rate was 17.31% of the average value of its portfolio.
Principal Investment Strategies of the Fund
     Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in (i) energy-related U.S. royalty trusts and Canadian royalty trusts and exploration and production ("E&P") companies (collectively, "Energy Trusts"), (ii) E&P master limited partnerships ("MLPs") and (iii) securities of other companies based in North America that are principally engaged in activities in the energy sector ("Other Energy Companies", and together with Energy Trusts and MLPs, "Energy Companies"). The Other Energy Companies in which the Fund invests include operations of assets used in gathering, transporting, processing, storing, refining, distributing, mining, or marketing natural gas, natural gas liquids, crude oil or refined petroleum products, as well as other energy companies.

      Because of the Fund's concentration in Energy Trust and MLP investments, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. As a result the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in Energy Trust and MLPs and being treated as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies.

      The Energy Trusts in which the Fund invests are principally U.S. royalty trusts and Canadian royalty trusts E&P companies. U.S. royalty trusts manage net royalty and/or net working interests in mature crude oil and natural gas producing properties in the United States. Canadian royalty trusts and Canadian E&P companies engage in the acquisition, development and production of crude oil and natural gas in Canada and the U.S.

      The Fund also invests in the upstream E&P MLP sector. E&P MLPs are focused on the exploration, development, and acquisition of crude oil and natural gas producing properties, including exploration and production of oil and natural gas at the wellhead for sale to third parties. MLPs are limited partnerships or limited liability companies which receive at least 90% of their income from the development, production, processing, refining, transportation, storage and marketing of natural resources.

      The Fund's Investment Adviser selects a core group of Energy Companies utilizing a proprietary quantitative ranking system and seeks to build a strategically developed core portfolio of Energy Trusts, E&P MLPs and Other Energy Companies to take advantage of the changing dynamics within the upstream energy sector. The Fund is actively managed, incorporating dynamic quantitative analysis with the Investment Adviser's proprietary research process. The Investment Adviser utilizes its financial and industry experience to identify the absolute and relative value opportunities across the different upstream energy subsectors that, in the Investment Adviser's view, present the best investments. The results of the Investment Adviser's analysis and comprehensive investment process influences the weightings of positions held by the Fund within each subsector.

      The Investment Adviser seeks to invest in Energy Companies that have dividend or distribution yields that, in the Investment Adviser's view, are attractive relative to comparable companies. The Investment Adviser seeks to make investments in Energy Companies with operations in the development and production of crude oil and natural gas. Among other things, the Investment Adviser uses fundamental, proprietary research to seek to identify the most attractive investments with attractive dividend or distribution yields and distribution growth prospects.

      The Fund primarily focuses on Energy Companies that manage royalties and net working interests in mature oil and gas producing properties in the United States and Canada. Unitholders of Energy Companies generally receive most of the cash flows from these investments in the form of monthly or quarterly distributions.

      The Fund may invest up to 25% of the Fund's total assets in debt securities, preferred shares and convertible securities of Energy Companies and other issuers provided that such securities are (a) rated, at the time of investment, at least (i) B3 by Moody's Investors Service, Inc. ("Moody's"), (ii) B- by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"), or (iii) of a comparable rating by another Nationally Recognized Statistical Rating Organization ("NRSRO") or (b) with respect to up to 10% of its total assets, in debt securities, preferred shares and convertible securities that have lower ratings or are unrated at the time of investment. Debt securities rated below investment grade (such as those rated Ba or lower by Moody's and BB or lower by S&P) are commonly referred to as "high yield" securities or "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and involve major risk exposure to adverse conditions. The Fund may invest in debt securities of any maturity or duration.

In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund's net asset value. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. See "Net Asset Value," "Tax Matters" and "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund — Tax Risk—Deferred Tax Risks," in the Fund's Prospectus for additional information.
Principal Risks of Investing in the Fund
     The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. See "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund" for more information about these and other risks of investing in the Fund.

      Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

      Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

      Energy Companies Risks. Under normal circumstances, the Fund concentrates its investments in the energy sector, with an emphasis on securities issued by Energy Trusts and E&P MLPs. Energy Trusts, MLPs and Other Energy Companies are subject to certain risks, including, but not limited to, the following:
  Energy Companies may be affected by fluctuations in the prices of commodities, including, for example, natural gas, natural gas liquids and crude oil, in the short- and long-term. Natural resources commodity prices have been very volatile in the past and such volatility is expected to continue.
  The operating results of companies in the broader energy sector are cyclical, with fluctuations in commodity prices and demand for commodities driven by a variety of factors. The highly cyclical nature of the energy sector may adversely affect the earnings or operating cash flows of certain Energy Companies in which the Fund will invest.
  A significant decrease in the production of natural gas, crude oil, or other energy commodities due to the decline of production from existing resources, import supply disruption, depressed commodity prices or otherwise, would reduce the revenue, operating income and operating cash flows of certain Energy Companies and, therefore, their ability to make distributions or pay dividends.
  A sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of Energy Companies.
  Energy Companies may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Acquisition or expansion projects may not perform as anticipated.
  The energy sector is highly competitive. The Energy Companies in which the Fund invests will face substantial competition from other companies, many of which will have greater financial, technological, human and other resources.
  Extreme weather conditions could result in substantial damage to the facilities of certain Energy Companies and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities.
  The prices of Energy Company securities may be susceptible to a decline when interest rates rise. Rising interest rates could adversely impact the financial performance of Energy Companies by increasing their cost of capital.
  The profitability of Energy Companies could be adversely affected by changes in the regulatory environment. Energy Companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity. The elimination of tax incentives used by Energy Companies could adversely affect Energy Companies and/or the energy sector generally.
  There is an inherent risk that Energy Companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of Energy Companies, and the cost of any remediation that may become necessary, which Energy Companies may not be able to recover from insurance.
  Certain Energy Companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company's revenues and cash flows and ability to make distributions.
  The operations of Energy Companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.
     See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund—Energy Company Risks" in the Fund's Prospectus for additional information.

      Sub-Sector Specific Risks. Energy Companies are also subject to risks that are specific to the particular industry in which they operate. See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund—Sub-Sector Specific Risks" in the Fund's Prospectus for additional information.

      Cash Flow Risk. The Fund will derive substantially all of its cash flow from investments in equity securities of Energy Companies. The amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the Energy Companies in which the Fund has an interest to make distributions or pay dividends to their investors and the tax character of those distributions or dividends, and the U.S. federal, state and local income taxes imposed on the Fund as a regular corporation (or "C" corporation).

      Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the energy sector, with an emphasis on securities issued by Energy Trusts and E&P MLPs. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

      U.S. Royalty Trust Structure Risk. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

      Canadian Royalty Trusts and Canadian E&P Companies Risk. Canadian royalty trusts are generally subject to similar risks as U.S. royalty trusts, as described above. However, unlike U.S. royalty trusts and Canadian royalty trusts and E&P companies may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and may manage the resources themselves. As a result, Canadian royalty trusts and Canadian E&P companies are exposed to commodity risk and production and reserve risk, as well as operating risk.

      Canadian Investment Risks. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on the economy of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada's largest trading partner and foreign investor.

      MLP Structure Risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

      Tax Risks. An investment in the Fund will involve tax risks, including, but not limited to:
  U.S. royalty trusts are generally not subject to U.S. federal corporate income taxation at the trust or entity level. Instead, each unitholder of the U.S. royalty trust is required to take into account its share of all items of the U.S. royalty trust's income, gain, loss, deduction and expense. It is possible that the Fund's share of taxable income from a U.S. royalty trust may exceed the cash actually distributed to it from the U.S. royalty trust in a given year.
  If, as a result of a change in current law or a change in an MLP's business, an MLP were to be treated as a corporation for U.S. federal income tax purposes, it would be subject to U.S. federal income tax on its income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%).Therefore, treatment of MLPs as corporations for U.S. federal income tax purposes would result in a reduction in the after-tax return to the Fund, likely causing a reduction in the value of the Fund's shares.
  The Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. Accordingly, the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital. However, those distributions will reduce the Fund's adjusted tax basis in the equity securities of the MLP. The percentage of an MLP's income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. The Fund's tax estimates could vary substantially from the actual liability and therefore the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to Shareholders.
  In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. Upon the Fund's sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund. The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund's daily net asset value, the application of such final valuation allowance could have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's net asset value per share, which could be material.
  Changes in tax laws, regulations or interpretations of those laws or regulations in the future could adversely affect the Fund or the Energy Companies in which the Fund will invest.
     Investment Strategy Risk. The investment strategy of investing primarily in Energy Trusts and MLPs and being treated as a regular corporation, or "C" corporation, rather than electing to be treated as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. Accounting, tax and valuation practices in this area are still developing, which may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

      Valuation Risk. Market prices may not be readily available for certain of the Fund's investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the "Board") or its designee pursuant to procedures adopted by the Board.

      Equity Securities Risk. Equity securities of Energy Companies can be affected by macroeconomic, political, global and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards the energy sector, changes in a particular company's financial condition, or the unfavorable or unanticipated poor performance of a particular Energy Company (which, in the case of an Energy Trust or MLP, is generally measured in terms of distributable cash flow). Prices of equity securities of individual Energy Companies can also be affected by fundamentals unique to the company, including earnings power and coverage ratios.

      Small-Cap and Mid-Cap Company Risk. Small-cap or mid-cap Energy Companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger Energy Companies, and may be more vulnerable to adverse general market or economic developments. Stocks of these Energy Companies may be less liquid than those of larger Energy Companies.

      Debt Securities Risks. Debt securities are subject to many of the risks described elsewhere in this section. In addition, they are subject to credit risk, prepayment risk and, depending on their quality, other special risks. An issuer of a debt security may be unable to make interest payments and repay principal. The Fund could lose money if the issuer of a debt obligation is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security may further decrease its value. Below investment grade and unrated debt securities generally pay a premium above the yields of U.S. government securities or debt securities of investment grade issuers because they are subject to greater risks than these securities.

      Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. In addition, certain Energy Company securities, while liquid, may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain Energy Company securities experience limited trading volumes, the prices of such Energy Company securities may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, illiquid or less liquid securities may be difficult to dispose of at a fair price at the times when the Investment Adviser believes it is desirable to do so or is required to do to meet redemption requests or comply with regulatory requirements.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.
Past Performance
A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500 Index and other benchmarks. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the S&P 500 Index and other benchmarks.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cushing Funds Trust
Prospectus Date	rr_ProspectusDate	Mar 30, 2013
Cushing Royalty Energy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to produce current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 27 of the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from July 2, 2012 to November 30, 2012, the Fund’s portfolio turnover rate was 17.31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.31%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions within twelve (12) months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the fee waiver and expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in (i) energy-related U.S. royalty trusts and Canadian royalty trusts and exploration and production ("E&P") companies (collectively, "Energy Trusts"), (ii) E&P master limited partnerships ("MLPs") and (iii) securities of other companies based in North America that are principally engaged in activities in the energy sector ("Other Energy Companies", and together with Energy Trusts and MLPs, "Energy Companies"). The Other Energy Companies in which the Fund invests include operations of assets used in gathering, transporting, processing, storing, refining, distributing, mining, or marketing natural gas, natural gas liquids, crude oil or refined petroleum products, as well as other energy companies.

      Because of the Fund's concentration in Energy Trust and MLP investments, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. As a result the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in Energy Trust and MLPs and being treated as a regular corporation, or "C" corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies.

      The Energy Trusts in which the Fund invests are principally U.S. royalty trusts and Canadian royalty trusts E&P companies. U.S. royalty trusts manage net royalty and/or net working interests in mature crude oil and natural gas producing properties in the United States. Canadian royalty trusts and Canadian E&P companies engage in the acquisition, development and production of crude oil and natural gas in Canada and the U.S.

      The Fund also invests in the upstream E&P MLP sector. E&P MLPs are focused on the exploration, development, and acquisition of crude oil and natural gas producing properties, including exploration and production of oil and natural gas at the wellhead for sale to third parties. MLPs are limited partnerships or limited liability companies which receive at least 90% of their income from the development, production, processing, refining, transportation, storage and marketing of natural resources.

      The Fund's Investment Adviser selects a core group of Energy Companies utilizing a proprietary quantitative ranking system and seeks to build a strategically developed core portfolio of Energy Trusts, E&P MLPs and Other Energy Companies to take advantage of the changing dynamics within the upstream energy sector. The Fund is actively managed, incorporating dynamic quantitative analysis with the Investment Adviser's proprietary research process. The Investment Adviser utilizes its financial and industry experience to identify the absolute and relative value opportunities across the different upstream energy subsectors that, in the Investment Adviser's view, present the best investments. The results of the Investment Adviser's analysis and comprehensive investment process influences the weightings of positions held by the Fund within each subsector.

      The Investment Adviser seeks to invest in Energy Companies that have dividend or distribution yields that, in the Investment Adviser's view, are attractive relative to comparable companies. The Investment Adviser seeks to make investments in Energy Companies with operations in the development and production of crude oil and natural gas. Among other things, the Investment Adviser uses fundamental, proprietary research to seek to identify the most attractive investments with attractive dividend or distribution yields and distribution growth prospects.

      The Fund primarily focuses on Energy Companies that manage royalties and net working interests in mature oil and gas producing properties in the United States and Canada. Unitholders of Energy Companies generally receive most of the cash flows from these investments in the form of monthly or quarterly distributions.

      The Fund may invest up to 25% of the Fund's total assets in debt securities, preferred shares and convertible securities of Energy Companies and other issuers provided that such securities are (a) rated, at the time of investment, at least (i) B3 by Moody's Investors Service, Inc. ("Moody's"), (ii) B- by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"), or (iii) of a comparable rating by another Nationally Recognized Statistical Rating Organization ("NRSRO") or (b) with respect to up to 10% of its total assets, in debt securities, preferred shares and convertible securities that have lower ratings or are unrated at the time of investment. Debt securities rated below investment grade (such as those rated Ba or lower by Moody's and BB or lower by S&P) are commonly referred to as "high yield" securities or "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and involve major risk exposure to adverse conditions. The Fund may invest in debt securities of any maturity or duration.

		In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund's net asset value. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. See "Net Asset Value," "Tax Matters" and "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund — Tax Risk—Deferred Tax Risks," in the Fund's Prospectus for additional information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's principal risks are discussed below. The value of the Fund's investments may increase or decrease, which will cause the value of the Fund's shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. See "Additional Information About the Fund's Investment Strategies and Related Risks of the Fund" for more information about these and other risks of investing in the Fund.

      Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

      Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

      Energy Companies Risks. Under normal circumstances, the Fund concentrates its investments in the energy sector, with an emphasis on securities issued by Energy Trusts and E&P MLPs. Energy Trusts, MLPs and Other Energy Companies are subject to certain risks, including, but not limited to, the following:
  Energy Companies may be affected by fluctuations in the prices of commodities, including, for example, natural gas, natural gas liquids and crude oil, in the short- and long-term. Natural resources commodity prices have been very volatile in the past and such volatility is expected to continue.
  The operating results of companies in the broader energy sector are cyclical, with fluctuations in commodity prices and demand for commodities driven by a variety of factors. The highly cyclical nature of the energy sector may adversely affect the earnings or operating cash flows of certain Energy Companies in which the Fund will invest.
  A significant decrease in the production of natural gas, crude oil, or other energy commodities due to the decline of production from existing resources, import supply disruption, depressed commodity prices or otherwise, would reduce the revenue, operating income and operating cash flows of certain Energy Companies and, therefore, their ability to make distributions or pay dividends.
  A sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of Energy Companies.
  Energy Companies may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Acquisition or expansion projects may not perform as anticipated.
  The energy sector is highly competitive. The Energy Companies in which the Fund invests will face substantial competition from other companies, many of which will have greater financial, technological, human and other resources.
  Extreme weather conditions could result in substantial damage to the facilities of certain Energy Companies and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities.
  The prices of Energy Company securities may be susceptible to a decline when interest rates rise. Rising interest rates could adversely impact the financial performance of Energy Companies by increasing their cost of capital.
  The profitability of Energy Companies could be adversely affected by changes in the regulatory environment. Energy Companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity. The elimination of tax incentives used by Energy Companies could adversely affect Energy Companies and/or the energy sector generally.
  There is an inherent risk that Energy Companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of Energy Companies, and the cost of any remediation that may become necessary, which Energy Companies may not be able to recover from insurance.
  Certain Energy Companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company's revenues and cash flows and ability to make distributions.
  The operations of Energy Companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.
     See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund—Energy Company Risks" in the Fund's Prospectus for additional information.

      Sub-Sector Specific Risks. Energy Companies are also subject to risks that are specific to the particular industry in which they operate. See "Additional Information About the Investment Strategies and Related Risks of the Fund — Principal Risks of Investing in the Fund—Sub-Sector Specific Risks" in the Fund's Prospectus for additional information.

      Cash Flow Risk. The Fund will derive substantially all of its cash flow from investments in equity securities of Energy Companies. The amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the Energy Companies in which the Fund has an interest to make distributions or pay dividends to their investors and the tax character of those distributions or dividends, and the U.S. federal, state and local income taxes imposed on the Fund as a regular corporation (or "C" corporation).

      Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the energy sector, with an emphasis on securities issued by Energy Trusts and E&P MLPs. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

      U.S. Royalty Trust Structure Risk. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

      Canadian Royalty Trusts and Canadian E&P Companies Risk. Canadian royalty trusts are generally subject to similar risks as U.S. royalty trusts, as described above. However, unlike U.S. royalty trusts and Canadian royalty trusts and E&P companies may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves. They may have employees, issue new shares, borrow money, acquire additional properties, and may manage the resources themselves. As a result, Canadian royalty trusts and Canadian E&P companies are exposed to commodity risk and production and reserve risk, as well as operating risk.

      Canadian Investment Risks. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on the economy of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada's largest trading partner and foreign investor.

      MLP Structure Risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

      Tax Risks. An investment in the Fund will involve tax risks, including, but not limited to:
  U.S. royalty trusts are generally not subject to U.S. federal corporate income taxation at the trust or entity level. Instead, each unitholder of the U.S. royalty trust is required to take into account its share of all items of the U.S. royalty trust's income, gain, loss, deduction and expense. It is possible that the Fund's share of taxable income from a U.S. royalty trust may exceed the cash actually distributed to it from the U.S. royalty trust in a given year.
  If, as a result of a change in current law or a change in an MLP's business, an MLP were to be treated as a corporation for U.S. federal income tax purposes, it would be subject to U.S. federal income tax on its income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%).Therefore, treatment of MLPs as corporations for U.S. federal income tax purposes would result in a reduction in the after-tax return to the Fund, likely causing a reduction in the value of the Fund's shares.
  The Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. Accordingly, the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital. However, those distributions will reduce the Fund's adjusted tax basis in the equity securities of the MLP. The percentage of an MLP's income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. The Fund's tax estimates could vary substantially from the actual liability and therefore the determination of the Fund's actual tax liability may have a material impact on the Fund's net asset value. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to Shareholders.
  In calculating the Fund's daily net asset value in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's net asset value. Upon the Fund's sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund. The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's net asset value. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund's net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund's daily net asset value, the application of such final valuation allowance could have a material impact on the Fund's net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's net asset value per share, which could be material.
  Changes in tax laws, regulations or interpretations of those laws or regulations in the future could adversely affect the Fund or the Energy Companies in which the Fund will invest.
     Investment Strategy Risk. The investment strategy of investing primarily in Energy Trusts and MLPs and being treated as a regular corporation, or "C" corporation, rather than electing to be treated as a regulated investment company for U.S. federal income tax purposes, is a relatively new and untested investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. Accounting, tax and valuation practices in this area are still developing, which may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

      Valuation Risk. Market prices may not be readily available for certain of the Fund's investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the "Board") or its designee pursuant to procedures adopted by the Board.

      Equity Securities Risk. Equity securities of Energy Companies can be affected by macroeconomic, political, global and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards the energy sector, changes in a particular company's financial condition, or the unfavorable or unanticipated poor performance of a particular Energy Company (which, in the case of an Energy Trust or MLP, is generally measured in terms of distributable cash flow). Prices of equity securities of individual Energy Companies can also be affected by fundamentals unique to the company, including earnings power and coverage ratios.

      Small-Cap and Mid-Cap Company Risk. Small-cap or mid-cap Energy Companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger Energy Companies, and may be more vulnerable to adverse general market or economic developments. Stocks of these Energy Companies may be less liquid than those of larger Energy Companies.

      Debt Securities Risks. Debt securities are subject to many of the risks described elsewhere in this section. In addition, they are subject to credit risk, prepayment risk and, depending on their quality, other special risks. An issuer of a debt security may be unable to make interest payments and repay principal. The Fund could lose money if the issuer of a debt obligation is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security may further decrease its value. Below investment grade and unrated debt securities generally pay a premium above the yields of U.S. government securities or debt securities of investment grade issuers because they are subject to greater risks than these securities.

      Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. In addition, certain Energy Company securities, while liquid, may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain Energy Company securities experience limited trading volumes, the prices of such Energy Company securities may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, illiquid or less liquid securities may be difficult to dispose of at a fair price at the times when the Investment Adviser believes it is desirable to do so or is required to do to meet redemption requests or comply with regulatory requirements.

		Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500 Index and other benchmarks. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the S&P 500 Index and other benchmarks.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500 Index and other benchmarks.
Cushing Royalty Energy Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	438.07%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Deferred Income Tax Benefit	cft1_DeferredIncomeTaxBenefit	0.00%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	439.68%
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(437.67%)	[6]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	767
3 Years	rr_ExpenseExampleYear03	118,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	767
3 Years	rr_ExpenseExampleNoRedemptionYear03	118,294
Cushing Royalty Energy Income Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	438.07%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Deferred Income Tax Benefit	cft1_DeferredIncomeTaxBenefit	0.00%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	440.43%
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(437.67%)	[6]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	2.76%
1 Year	rr_ExpenseExampleYear01	379
3 Years	rr_ExpenseExampleYear03	125,072
1 Year	rr_ExpenseExampleNoRedemptionYear01	279
3 Years	rr_ExpenseExampleNoRedemptionYear03	125,072
Cushing Royalty Energy Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Wire Transfer Fee	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	438.07%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Deferred Income Tax Benefit	cft1_DeferredIncomeTaxBenefit	0.00%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	439.43%
Investment Adviser Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(437.67%)	[6]
Net Total Annual Fund Operating Expenses (after fee waiver expense reimbursement)	rr_NetExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	179
3 Years	rr_ExpenseExampleYear03	124,841
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	124,841

[1]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions within twelve (12) months of purchase.
[2]	Investors who have redemption proceeds wired to their bank account will be charged a wire transfer fee of $15. In addition, your bank may charge a fee for receiving wires.
[3]	Based on estimated amounts for the current fiscal year. "Other Expenses" does not reflect deferred and current income tax liability, if any, incurred by the Fund. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of Energy Trusts and E&P MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, depends upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors.
[4]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[5]	For the fiscal year period November 30, 2012, the Fund accrued approximately $31 in net deferred tax benefit primarily related to unrealized appreciation on investments and capital loss carryforwards. Deferred income tax expense represents an estimate of the Fund's potential tax expense if it were to recognize the unrealized gains/losses on portfolio assets that occurred during the fiscal period ended November 30, 2012, based on the fair value and basis of the Fund's assets as of November 30, 2012.
[6]	The Investment Adviser has agreed to waive a portion of the management fee, through March 31, 2014. In addition, the Investment Adviser has agreed to reimburse the Fund for certain Fund operating expenses such that total annual fund operating expenses (exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.75% for each of Class A Shares, Class C Shares and Class I Shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees prior to March 31, 2014 and may be modified or terminated by the Investment Adviser at any time after March 31, 2014.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cushing Funds Trust
Prospectus Date	rr_ProspectusDate	Mar 30, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013